Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2017